SCHEDULE OF FINANCIAL ASSETS THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	$ 77
Total assets	77
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Total assets
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Total assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	77
Total assets	$ 77